Operating Expenses Before Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff costs:
Wages and salaries	£ 746	£ 731	£ 726
Performance-related payments	157	157	163
Social security costs	93	94	92
Pensions costs - defined contribution plans	54	52	50
Pensions costs - defined benefit plans	32	26	29
Other share-based payments	10	3	(5)
Other personnel costs	45	62	63
Employee benefits expense	1,137	1,125	1,118
Other administration expenses	1,011	970	990
Depreciation, amortisation and impairment	354	322	295
Total operating expenses before impairment losses, provisions and charges	£ 2,502	£ 2,417	£ 2,403